Warrants (Tables)	12 Months Ended
Dec. 31, 2022
Warrants [Abstract]
Schedule of black–scholes option price model
	Merger and Acquisition (“M&A”) Scenario	IPO Scenario
Expected volatility (%)	63.2	55.81
Risk-free interest rate (%)	0.24	0.81
Expected Life (years)	2.5	5
Value per share	0.45	1.32
Exercise price (U.S. dollars per share)	6.1248	7.9888

	Merger and Acquisition (“M&A”) Scenario	IPO Scenario
Expected volatility (%)	54.96	56.21
Risk-free interest rate (%)	0.66	1.26
Expected Life (years)	1.79	4.29
Value per share	0.17	0.85
Exercise price (U.S. dollars per share)	7.9888	6.1248

Expected volatility (%)	55.82
Risk-free interest rate (%)	1.69
Expected Life (years)	4.19
Value per share	3.12
Exercise price (U.S. dollars per share)	6.1248